Property and equipment, net - Summary of Property, Plant and Equipment's (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 27,060		¥ 24,761
Less: Accumulated depreciation	(19,281)		(16,375)
Property and equipment, net	7,779	$ 1,227	8,386
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,669		2,513
Furniture, Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,503		6,592
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,684		2,891
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,209		10,056
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 2,995		¥ 2,709